                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM N-1A File No. 2-75526
                                                               File No. 811-3363


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

     Pre-Effective Amendment No. ____

     Post-Effective Amendment No. 46                                /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

     Amendment No.  46


               DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
--------------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

           1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
            (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:           (215) 255-2923
                                                              --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         April 29, 1998
                                                             --------------

It is proposed that this filing will become effective:

            ___     immediately upon filing pursuant to paragraph (b)
             X      on April 29, 1998 pursuant to paragraph (b)
            ___     60 days after filing pursuant to paragraph (a)(1) on (date)
            ___     pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2)
            ___     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Title of Securities Being Registered
                      ------------------------------------
                       U.S. Government Money Fund A Class
                   U.S. Government Money Fund Consultant Class

                             --- C O N T E N T S ---


         This Post-Effective Amendment No. 46 to Registration File No. 2-75526 includes the following:


      1.      Facing Page

      2.      Contents Page

      3.      Cross-Reference Sheets

      4.      Part A - Prospectus

      5.      Part B - Statement of Additional Information

      6.      Part C - Other Information

      7.      Signatures

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART A
                                     ------

Item No.         Description                                                   Location in Prospectus
--------         -----------                                                   ----------------------
   1             Cover Page.............................................                Cover

   2             Synopsis...............................................          Synopsis; Summary
                                                                                    of Expenses

   3             Condensed Financial Information.......................         Financial Highlights

   4             General Description of Registrant ....................         Investment Objective
                                                                                and Policies; Shares;
                                                                               Additional Information
                                                                                on Policies and Risk
                                                                                       Factors

   5             Management of the Fund.................................       Management of the Fund

   6             Capital Stock and Other Securities ....................    Dividends and Distributions;
                                                                                    Taxes; Shares

   7             Purchase of Securities Being Offered...................         Cover; How to Buy
                                                                               Shares; Calculation of
                                                                                Net Asset Value Per
                                                                                Share; Management of
                                                                                      the Fund

   8             Redemption or Repurchase...............................         How to Buy Shares;
                                                                               Redemption and Exchange

   9             Legal Proceedings......................................                None





                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                     Location in Statement
Item No.    Description                                                            of Additional Information
--------    -----------                                                            -------------------------
   10       Cover Page...........................................                            Cover

   11       Table of Contents.....................................                      Table of Contents

   12       General Information and History.......................                     General Information

   13       Investment Objectives and Policies....................              Investment Objective and Policies

   14       Management of the Registrant..........................                   Officers and Directors

   15       Control Persons and Principal Holders
            of Securities.........................................                   Officers and Directors

   16       Investment Advisory and Other Services................            Plan Under Rule 12b-1 for Consultant
                                                                             Class Shares (under Purchasing Shares);
                                                                                Investment Management Agreement;
                                                                                 Officers and Directors; General
                                                                               Information; Financial Statements

   17       Brokerage Allocation..................................                      Trading Practices

   18       Capital Stock and Other Securities....................           Capitalization and Noncumulative Voting
                                                                                   (under General Information)

   19       Purchase, Redemption and Pricing of
            Securities Being Offered..............................                 Purchasing Shares; Offering
                                                                                      Price; Redemption and
                                                                                  Repurchase; Exchange Privilege

   20       Tax Status............................................                            Taxes

   21       Underwriters..........................................                      Purchasing Shares

   22       Calculation of Performance Data.......................                   Performance Information

   23       Financial Statements..................................                    Financial Statements



                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART C
                                     ------

   Item No.         Description                                                                    Location in Part C
   --------         -----------                                                                    ------------------
     24             Financial Statements and Exhibits....................................                Item 24

     25             Persons Controlled by or under
                    Common Control with Registrant.......................................                Item 25

     26             Number of Holders of Securities......................................                Item 26

     27             Indemnification......................................................                Item 27

     28             Business and Other Connections of
                    Investment Adviser...................................................                Item 28

     29             Principal Underwriters...............................................                Item 29

     30             Location of Accounts and Records.....................................                Item 30

     31             Management Services..................................................                Item 31

     32             Undertakings.........................................................                Item 32



PROSPECTUS
APRIL 29,1998


U.S. Government Money Fund
A Class
Consultant Class

                   ------------------------------------------
                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640


           Information on Existing Accounts: Nationwide 800-523-1918


                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265






     This Prospectus describes the U.S. Government Money Fund A Class ("Class A Shares") and the U.S. Government Money Fund Consultant Class ("Consultant Class Shares") (individually, a "Class" and collectively, the "Classes") of shares of the U.S. Government Money Fund (the "Fund") of Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc."). The Fund is a professionally-managed mutual fund of the series type. The Fund's investment objective is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its investment objective by investing its assets only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by the same.

     The Fund is a money market fund. There are no front-end or contingent deferred sales charges for either Class. Class A Shares are not subject to 12b-1 distribution expenses. Consultant Class Shares are offered for sale through broker/dealers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Though Consultant Class Shares are subject to a 12b-1 distribution plan, at the present time 12b-1 distribution fees are not being charged to the Fund nor paid to financial professionals. While the Fund will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Fund will be able to do so. The Fund invests primarily in securities that are issued or guaranteed as to the prompt payment of principal and interest by the U.S. government, its agencies and instrumentalities. The shares of the Fund, however, are neither insured nor guaranteed by the U.S. government.

     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement), dated April 29, 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.

     Limited-Term Funds, Inc. also offers the Limited-Term Government Fund series, a prospectus for which may be obtained by calling the number listed above.


Table of Contents

COVER PAGE
SYNOPSIS
SUMMARY OF EXPENSES
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVE AND POLICIES
 Suitability
 Investment Strategy
THE DELAWARE DIFFERENCE

 Plans and Services


BUYING SHARES
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
NET ASSET VALUE PER SHARE

MANAGEMENT OF THE FUND

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
     The investment objective of the Fund is to seek maximum current income while preserving principal and maintaining liquidity. The Fund intends to achieve its investment objective by investing its assets only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by the same. For further details, see Investment Objective and Policies.

Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family.


 See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.



Purchase Price
     Class A Shares offered by this Prospectus are available at net asset value, without a sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan.

     Consultant Class Shares offered by this Prospectus are available at net asset value, without a sales charge, but are subject to distribution fees under a Rule 12b-1 distribution plan, although no fees are being charged under the Plan at this time.


     See Buying Shares; and Distribution (12b-1) and Service under Management of the Fund.



Minimum Investment
     The minimum initial investment for each Class generally is $1,000. Subsequent investments generally must be at least $100. The minimum and maximum purchase amounts for retirement plans may vary. See Buying Shares.

Redemption and Exchange
     Shares of the Fund are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.


Open-End Investment Company
     Limited-Term Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. Limited-Term Funds, Inc. was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990. See Shares under Management of the Fund.

SUMMARY OF EXPENSES



                                                        U.S. Government     U.S. Government
                                                           Money Fund          Money Fund
          Shareholder Transaction Expenses                  A Class         Consultant Class
----------------------------------------------------   -----------------   -----------------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ...............         None                None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price) ...............         None                None
Redemption Fees ....................................        None(1)             None(1)
Exchange Fees ......................................        None(2)             None(2)


                                                        U.S. Government     U.S. Government
           Annual Operating Expenses                       Money Fund          Money Fund
 (as a percentage of average daily net assets)              A Class         Consultant Class
-----------------------------------------------        -----------------   -----------------
Management Fees ....................................          0.49%               0.49%
12b-1 Fees .........................................          None                None(3)
Other Operating Expenses ...........................          0.90%               0.90%
                                                             -----              -------
  Total Operating Expenses .........................          1.39%               1.39%
                                                             =====              =======


(1) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.
(2) Exchanges are subject to the requirements of each Class and a sales charge may apply.
(3) Consultant Class Shares are subject to a Rule 12b-1 distribution plan; however, the Board of Directors of the Fund suspended 12b-1 plan payments from the Class effective June 1, 1990. See Distribution (12b-1) and Service under Management of the Fund.

    Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an IRA fee of $15 per Social Security number. See Asset Planner in Part B.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.



                               1 year     3 years     5 years     10 years
                              --------   ---------   ---------   ---------
U.S. Government Money Fund
A Class ..........               $14        $44         $76         $167


                               1 year     3 years     5 years     10 years
                              --------   ---------   ---------   ---------
U.S. Government Money Fund
Consultant Class ..........      $14        $44         $76         $167

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses they will bear directly or indirectly in owning shares of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Delaware Group Limited-Term Government Funds, Inc. -- U.S. Government Money
Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report
(including the report of Ernst & Young LLP) may be obtained from Limited-Term Funds, Inc. upon request at no charge.
--------------------------------------------------------------------------------


GMF-CHT

                                                          U.S. Government Money Fund A Class
                                        -----------------------------------------------------------------------
                                                                      Year Ended
                                          12/31/97      12/31/96       12/31/95       12/31/94       12/31/93
                                        ------------  ------------  -------------  -------------  -------------
Net Asset Value, Beginning of
 Period(1) ...........................    $ 1.000       $ 1.000       $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income ................      0.048         0.047           0.045          0.029          0.020
                                          --------      --------      ---------      ---------      ---------
  Total From Investment
   Operations ........................      0.048         0.047           0.045          0.029          0.020
                                          --------      --------      ---------      ---------      ---------
Less Dividends
Dividends (from net investment
 income) .............................     (0.048)       (0.047)         (0.045)        (0.029)        (0.020)
                                          --------      --------      ---------      ---------      ---------
  Total Dividends ....................     (0.048)       (0.047)         (0.045)        (0.029)        (0.020)
                                          --------      --------      ---------      ---------      ---------
Net Asset Value, End of Period .......    $ 1.000       $ 1.000       $   1.000      $   1.000      $   1.000
                                          ========      ========      =========      =========      =========
---------------
Total Return .........................       4.94%(2)      4.76%(2)       4.57%          2.93%          2.01%
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) .....................    $16,751       $15,082         $13,787        $17,119        $20,919
Ratio of Expenses to Average Daily
 Net Assets ..........................       0.70%(3)      0.74%(3)       1.39%          1.26%          1.04%
Ratio of Net Investment Income to
 Average Daily Net Assets ............       4.84%(4)      4.66%(4)       4.45%          2.91%          2.06%
-------------------------------------------------------------------------------------------------------------
                          [RESTUBBED FROM TABLE ABOVE]

                                                           U.S. Government Money Fund A Class
                                        -------------------------------------------------------------------------
                                                                       Year Ended
                                           12/31/92       12/31/91       12/28/90       12/29/89       12/31/88
                                        -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of
 Period(1) ...........................    $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income ................        0.031          0.052          0.071          0.077          0.061
                                          ---------      ---------      ---------      ---------      ---------
  Total From Investment
   Operations ........................        0.031          0.052          0.071          0.077          0.061
                                          ---------      ---------      ---------      ---------      ---------
Less Dividends
Dividends (from net investment
 income) .............................       (0.031)        (0.052)        (0.071)        (0.077)        (0.061)
                                          ---------      ---------      ---------      ---------      ---------
  Total Dividends ....................       (0.031)        (0.052)        (0.071)        (0.077)        (0.061)
                                          ---------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period .......    $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                          =========      =========      =========      =========      =========
---------------
Total Return .........................         3.13%          5.32%          7.35%          7.96%          6.26%
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) .....................     $41,049        $45,933        $49,907        $34,572        $35,013
Ratio of Expenses to Average Daily
 Net Assets ..........................        0.91%          0.85%          0.82%          1.21%          1.20%
Ratio of Net Investment Income to
 Average Daily Net Assets ............        3.11%          5.23%          7.11%          7.69%          6.11%
----------------------------------------------------------------------------------------------------------------

-----------
(1) Effective January 1, 1991, Limited-Term Funds, Inc. will attempt to maintain a constant net asset value of $1.00 per share. Limited-Term Funds, Inc. accomplished this change by effecting a ten-to-one stock split for shareholders of record on that date. All figures prior to January 1, 1991 have been restated to reflect this stock split.
(2) Total return reflects the voluntary expense waiver noted under Summary of Expenses.
(3) Ratio of expenses to average net assets prior to expense limitation was 1.22% for the fiscal year ended December 31, 1996 and 1.56% for fiscal year ended December 31, 1997.
(4) Ratio of net investment income to average net assets prior to expense limitation was 4.18% for the fiscal year ended December 31, 1996 and 3.98% for fiscal year ended December 31, 1997.


GMF-CHT
                                                          U.S. Government Money Fund Consultant Class
                                            -----------------------------------------------------------------------
                                                                          Year Ended
                                              12/31/97      12/31/96       12/31/95       12/31/94       12/31/93
                                            ------------  ------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period(1)...    $ 1.000       $ 1.000       $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income ....................      0.048         0.047           0.045          0.029          0.020
                                              --------      --------      ---------      ---------      ---------
  Total From Investment
   Operations ............................      0.048         0.047           0.045          0.029          0.020
                                              --------      --------      ---------      ---------      ---------
Less Distributions
Dividends (from net investment
 income) .................................     (0.048)       (0.047)         (0.045)        (0.029)        (0.020)
                                              --------      --------      ---------      ---------      ---------
  Total Distributions ....................     (0.048)       (0.047)         (0.045)        (0.029)        (0.020)
                                              --------      --------      ---------      ---------      ---------
Net Asset Value, End of Period ...........    $ 1.000       $ 1.000       $   1.000      $   1.000      $   1.000
                                              ========      ========      =========      =========      =========
-----------------
Total Return .............................       4.94%(3)      4.76%(3)        4.57%          2.93%          2.01%
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) .........................    $   495       $   431       $    329      $   1,077      $     555
Ratio of Expenses to Average Daily
 Net Assets ..............................       0.70%(4)      0.74%(4)       1.39%          1.26%          1.04%
Ratio of Net Investment Income to
 Average Daily Net Assets ................       4.84%(5)      4.66%(5)       4.45%          2.91%          2.06%
------------------------------------------------------------------------------------------------------------------

                          [RESTUBBED FROM TABLE ABOVE]

                                                           U.S. Government Money Fund Consultant Class
                                            -------------------------------------------------------------------------
                                                                                                            Period
                                                                                                          3/29/88(1)
                                                                    Year Ended                             through
                                               12/31/92       12/31/91       12/31/90       12/28/89       12/29/88
                                            -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period(2)...    $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
Income From Investment
 Operations
Net Investment Income ....................        0.031          0.052          0.070          0.074          0.046
                                              ---------      ---------      ---------      ---------      ---------
  Total From Investment
   Operations ............................        0.031          0.052          0.070          0.074          0.046
                                              ---------      ---------      ---------      ---------      ---------
Less Distributions
Dividends (from net investment
 income) .................................       (0.031)        (0.052)        (0.070)        (0.074)        (0.046)
                                              ---------      ---------      ---------      ---------      ---------
  Total Distributions ....................       (0.031)        (0.052)        (0.070)        (0.074)        (0.046)
                                              ---------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period ...........    $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                                              =========      =========      =========      =========      =========
-----------------
Total Return .............................        3.13%          5.32%          7.23%          7.69%          6.20%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) .........................    $    747       $  1,399       $  1,604       $  1,638        $   483
Ratio of Expenses to Average Daily
 Net Assets ..............................        0.91%          0.85%          0.94%          1.46%          1.45%
Ratio of Net Investment Income to
 Average Daily Net Assets ................        3.11%          5.23%          6.99%          7.44%          6.44%
------------------------------------------------------------------------------------------------------------------

-----------
(1) The initial public sale of the Class was March 29, 1988; ratios and total return for this period have been annualized.
(2) Effective January 1, 1991, Limited-Term Funds, Inc. will attempt to maintain a constant net asset value of $1.00 per share. Limited-Term Funds, Inc. accomplished this change by effecting a ten-to-one stock split for shareholders of record on that date. All figures prior to January 1, 1991 have been restated to reflect this stock split.
(3) Total return reflects the voluntary expense waiver noted under Summary of Expenses.
(4) Ratio of expenses to average net assets prior to expense limitation was 1.22% for the fiscal year ended December 31, 1996 and 1.56% for fiscal year ended December 31, 1997.
(5) Ratio of net investment income to average net assets prior to expense limitation was 4.18% for the fiscal year ended December 31, 1996 and 3.98% for fiscal year ended December 31, 1997.

INVESTMENT OBJECTIVE AND POLICIES


     As a money market fund, the Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. The Fund seeks to do this by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by the Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months.


     The Fund attempts to manage the portfolio to maintain a constant net asset value of $1.00 per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.




SUITABILITY
     The Fund is suitable for investors who seek high yields along with easy access to their money and stable principal value. Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience which is typically connected with direct purchases of money market securities.


     Consultant Class Shares of the Fund are available through brokers, financial planners, financial institutions and other entities to investors who desire the investment and administrative services provided by such financial professionals.


     An investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.


INVESTMENT STRATEGY
     The Fund invests principally in short-term U.S. government securities in order to achieve its investment objective. While there is no assurance this investment objective can be achieved, the Fund must follow certain policies that can only be changed by shareholder approval.


Quality Restrictions
     The Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

     The Fund's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

Maturity Restrictions
     The Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months.

Investment Strategy
     The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

     The Fund may invest up to 10% of its assets, together with any other illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC.


     The Fund may also use repurchase agreements which are at least 102% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a short-term basis. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays and losses in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.


     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so.



Rule 144A Securities
     The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.


     While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected the Fund's performance during its most recently completed fiscal year appears in the Fund's Annual Report.

THE DELAWARE DIFFERENCE


PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in funds in the Delaware Investments family.



SHAREHOLDER PHONE DIRECTORY


Investor Information Center
    800-523-4640
        Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
    800-523-1918
        Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
        800-362-FUND
        (800-362-3863)

Performance Information
     During business hours, you can call the Investor Information Center for current yield information. Yield information is updated each weekday and is based on the annualized yield over the past seven-day or longer period. Current yield and total return information may also be included in advertisements and information given to shareholders.

Shareholder Services
     During business hours, you can call the Delaware Investments' Shareholder Service Center. The representatives can answer any of your questions about your account, the Fund, the various service features and other funds in the Delaware Investments family.


Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.


Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming each transaction. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.


Tax Information
     Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of your dividends and distributions.


Dividend Payments
     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.


     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under Buying Shares or call the Shareholder Service Center.


Retirement Planning
     An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call Delaware Investments at 1-800-5230-1918 for more information.

MoneyLine(SM) Services
     The Delaware Investments family offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account:

1. MoneyLine(SM) Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2. MoneyLine(SM) On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

     For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Exchange Privilege
     The Exchange Privilege permits you to exchange all or part of your shares into shares of the other mutual funds available from the Delaware Investments family, subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus, including any applicable front-end sales charge. For additional information on exchanges, see Investing by Exchange under Buying Shares; and Redemption and Exchange.

Wealth Builder Option
     You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under Buying Shares; and Redemption and Exchange.

Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Limited-Term Funds, Inc.'s fiscal year ends on December 31.

BUYING SHARES

     Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor.


Purchase Amounts
     Generally, the minimum initial investment for Class A Shares and Consultant Class Shares is $1,000. Subsequent purchases of shares of either Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investment Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. All purchases for each Class are at net asset value. There is no sales charge.

     Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

     The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.


Investing through Your Investment Dealer
     You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.


Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class at P.O. Box 7977, Philadelphia,
PA 19101.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of dividend statements that you will receive from Limited-Term Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application to U.S. Government Money Fund A Class or U.S. Government Money Fund Consultant Class, at P.O. Box 7977, Philadelphia, PA 19101.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.


Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares and Class C Shares of a fund may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.


Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Limited-Term Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan for IRAs and other purposes. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


2. Direct Deposit
     You may wish your employer or bank to make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *

     Should investments through an Automatic Investing Plan or by direct deposit be reclaimed or returned for some reason, Limited-Term Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option
     You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through exchanges of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) and 457 Deferred Compensation Plans.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (dividend income or other distributions) paid to you by check or reinvested in your account without a sales charge or you may be permitted to reinvest your distributions in certain other funds in the Delaware Investments family without a sales charge, subject to eligibility and minimum purchase requirements set forth in each fund's prospectus. Dividends on shares of either Class may not be invested in Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. For more information about reinvestment in shares of other funds in the Delaware Investments family, call the Shareholder Service Center.

     Dividends for participants in the following retirement plans are automatically reinvested into the same fund in the Delaware Investments family in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plan, or 403(b)(7) or 457 Deferred Compensation Plans.


Purchase Price and Effective Date
     The offering price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     Investments by Federal Funds wire will be effective upon receipt. If the wire is received after the time the offering price of shares is determined, as noted above, it will be effective the next business day. If the investment is made by check, the check must be converted to Federal Funds before your purchase can be effective (normally one business day after receipt).

     Your purchase begins earning dividends the next business day after becoming effective. See Dividends and Distributions for additional information.


The Conditions of Your Purchase
     The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE


     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in tax-advantaged funds, equity funds, bond funds or other money market funds. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund and any other money market fund to other funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or resulted from the reinvestment of dividends. Shares of the Fund may not be exchanged for Class B Shares or Class C Shares. Shares acquired in an exchange must be registered in the state where they are so purchased. You may want to consult your financial adviser or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares.


     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate or amend the terms of, the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. You may call the Shareholder Service Center to determine if your funds are available for redemption. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Various redemption and exchange methods are outlined below. There is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.



     Class A Shares of funds available from the Delaware Investments family that carry a front-end sales charge will be subject to a contingent deferred sales charge ("Limited CDSC") upon redemption if the shares were purchased at net asset value without payment of a front-end sales charge and if a dealer's commission was paid to a financial adviser, except in certain limited instances. Such shares may be exchanged for shares of either Class of the Fund without the imposition of the Limited CDSC at the time of the exchange. However, upon subsequent redemption from the Fund or after a subsequent exchange into a fund that is subject to the Limited CDSC, such shares will be subject to the Limited CDSC imposed by the original fund whose shares were initially exchanged into this Fund. Shareholders will be given credit for the period during which the Fund shares were held.

Checkwriting Feature
     Checkwriting is a convenient access feature that allows you to earn dividends until your check is presented to the Fund.

     You can request special checks by marking the box on the Investment Application.


     Checks must be drawn for $500 or more and, unless otherwise indicated on the Investment Application or your checkwriting authorization form, must be signed by all owners of the account.

     You will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. If the amount of the check is greater than the value of the shares in your account, the check will be returned and you may be subject to a charge.


     You may request a stop payment on checks by providing the Fund with a written authorization (oral requests will be accepted only if followed promptly with a written authorization). Such requests will remain in effect for six months unless renewed or canceled.

     Checks paid will be returned to you semi-annually (January and July). If you need a copy of a check prior to the regular mailing, you may call the Shareholder Service Center.


     Since dividends are declared daily, you may not use the Checkwriting Feature to close your account. (See below and Part B for additional information.)

Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


     The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

Written Exchange
     You can also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).


     The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


MoneyLine(SM) On Demand
     Through the MoneyLine(SM) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1. Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Through the MoneyLine(SM) Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLineSM Services under The Delaware Difference for more information about this service.

2. Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals, depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                     * * *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan. For more information on Systematic Withdrawal Plans, please call the Shareholder Service Center.

DIVIDENDS AND DISTRIBUTIONS

     The Fund's dividends are declared daily and paid monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date.

     Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Limited-Term Funds, Inc. declares a dividend to all Class shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to accrue up to and including the date of redemption.


     Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares will not incur any distribution fee under the 12b-1 Plan for Consultant Class Shares. No distribution fee under the 12b-1 Plan for Consultant Class Shares is currently being paid.


     Short-term capital gains distributions, if any, may be paid with the daily dividend; otherwise, they will be distributed annually during the first quarter following the close of the fiscal year.


     Both dividends and distributions, if any, will be automatically reinvested in your account unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLineSM Services under The Delaware Difference for more information about this service.

TAXES


     The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets. Each fund of Limited-Term Funds, Inc. is treated as a separate tax entity for federal income tax purposes.

     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.


     The Fund intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains, if any, will be taxable to you as ordinary income, whether received in cash or in additional shares. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state and local personal income tax. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality. Shares of the Fund are exempt from Pennsylvania county personal property taxes.


The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of 1997
     The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Limited-Term Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.
     Dividends or capital gains which are declared in October, November or December to shareholders of record on a specified date in one of those months but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


     Each year, Limited-Term Funds, Inc. will mail to you information on the tax status of dividends and distributions. Shareholders will receive each year information as to the portion of distributions that came from U.S. government securities. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

NET ASSET VALUE PER SHARE

     The purchase and redemption price of the shares of each Class is equal to the Class' net asset value ("NAV") per share that is next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding.

     The Fund's total net assets are determined by valuing the portfolio securities at amortized cost. Under the direction of the Board of Directors, certain procedures have been adopted to monitor the value of the Fund's securities and stabilize the net asset value per share at $1.00. Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

     See Part B for additional information.

MANAGEMENT OF THE FUND

Directors
     The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Limited-Term Funds, Inc.'s directors and officers.

Investment Manager
     The Manager furnishes investment management services to the Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1997, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $24,040,760,000) and investment company (approximately $16,482,523,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Limited-Term Funds, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.

     The Manager manages the Fund's portfolio, makes investment decisions and implements them. The Manager also administers Limited-Term Funds, Inc.'s affairs and also pays the salaries of all the directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager. The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of average daily net assets of the Fund, less a proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. Investment management fees incurred by the Fund for the fiscal year ended December 31, 1997 were 0.49% of average daily net assets and no fees were paid by the Fund as a result of the voluntary waiver of fees by the Manager as described below. The directors of Limited-Term Funds, Inc. annually review fees paid to the Manager.

     From the period January 26, 1996 through February 9, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the total operating expenses of the Fund did not exceed 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Consultant Class Shares, 12b-1 fees).


Portfolio Trading Practices
     Portfolio trades are generally made on a net basis without brokerage commissions. However, the price may include a mark-up or mark-down.

     Banks, brokers or dealers are selected to execute the Fund's portfolio transactions.

     The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of Fund shares in placing portfolio orders, and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


Performance Information
     From time to time, the Fund may publish the "yield" and "effective yield" for the Classes. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Class refers to the income generated by an investment in the Class over a specified seven-day period. This income is then "annualized," which means the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated in a similar manner but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Yield fluctuates and is not guaranteed.

     The Fund may also publish aggregate and average annual total return information concerning a Class which will reflect the compounded rate of return of an investment in the Class over a specified period of time and will assume the investment of all distributions at net asset value. Past performance is not a guarantee of future results.


Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the national distributor for the Fund under a Distribution Agreement dated April 3, 1995.


     The Fund has adopted a distribution plan under Rule 12b-1 (the "Plan") for Consultant Class Shares, which permits the Fund to pay the Distributor from the assets of this Class a monthly fee for its services and expenses in distributing and promoting sales of Consultant Class Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and other entities which sell Consultant Class Shares. In connection with the promotion of Consultant Class Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning Consultant Class Shares and increase sales of shares of this Class. In addition, the Fund may make payments from Consultant Class Shares assets directly to others, such as banks, who aid in the distribution of Class shares or provide services to the Class, pursuant to service agreements with the Fund. Registered representatives of brokers, dealers or other entities who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 Plan payments of Consultant Class Shares for assets maintained in the Class. Payment of such fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.

     The aggregate fees paid by the Fund from Consultant Class Shares assets to the Distributor and others under the Plan may not exceed 0.30% of the Class' average daily net assets in any year. The Class will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. While Plan payments may not exceed 0.30% annually, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that if a distribution fee were to be paid, the Distributor could realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of Consultant Class Shares. The monthly fee paid to the Distributor under the Plan is subject to the review and approval of the Fund's unaffiliated directors who may reduce the fee or terminate the Plan at any time. Prior to June 1, 1990, the Board of Directors had set the fee for Consultant Class Shares at 0.25% of average daily net assets. However, the Board of Directors suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.

     The Plan does not apply to Class A Shares. Those shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares.

     The National Association of Securities Dealers, Inc. (the "NASD") has adopted Conduct Rules, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.


     The directors of Limited-Term Funds, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for each Class for the fiscal year ended December 31, 1997 was 0.70% after voluntary fee waivers and expense payments by the Manager and 1.56% prior to voluntary fee waivers and expense payments by the Manager.

                                    *  *  *

     As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Limited-Term Funds, Inc. is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Shares
     Limited-Term Funds, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Limited-Term Funds, Inc. was organized as a Pennsylvania business trust in 1981 and was reorganized as a Maryland corporation in 1990. Limited-Term Funds, Inc. currently offers two series of shares -- U.S. Government Money Series and Limited-Term Government Fund series. Limited-Term Funds, Inc. currently has authorized capital of three billion shares of common stock. The Fund consists of one billion shares of common stock, with a $.001 par value per share. The Fund's shares have equal voting rights, except as noted below, and are equal in all other respects.

     Shares of each fund of Limited-Term Funds, Inc. will vote separately on any matter which affects only that fund. Shares of the U.S. Government Money Series will have a priority over shares of Limited-Term Funds, Inc.'s other series in the assets and income of the U.S. Government Money Series and will vote separately on any matter that affects only this Fund.


     Each Class represents a proportionate interest in the assets of the Fund and has the same voting and other rights and preferences, except that shares of U.S. Government Money Fund A Class are not subject to, and may not vote on matters affecting, the Distribution Plan under Rule 12b-1 relating to U.S. Government Money Fund Consultant Class.

     All Fund shares have noncumulative voting rights which means that the holders of more than 50% of Limited-Term Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Limited-Term Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Limited-Term Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     Prior to August 29, 1995, Delaware Group Limited-Term Government Funds, Inc. was named Delaware Group Treasury Reserves, Inc. Prior to March 1994, U.S. Government Money Fund A Class was known as the U.S. Government Money Fund class.

-----------------------------
U.S. GOVERNMENT MONEY FUND
-----------------------------
A CLASS
-----------------------------
CONSULTANT CLASS
-----------------------------
No Sales Charge





PROSPECTUS
-----------------------------
APRIL 29, 1998



     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006



[GRAPHIC OMITTED]


[GRAPHIC OMITTED]

www.delawarefunds.com

--------------------------------------------------------------------------------
                                   PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                                APRIL 29, 1998

--------------------------------------------------------------------------------
DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
--------------------------------------------------------------------------------
1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------
For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:
         (BROKER/DEALERS ONLY) Nationwide 800-362-7500

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objective and Policy
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------
Redemption
--------------------------------------------------------------------------------

Dividends and Realized Securities  Profits Distributions

--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------



Financial Statements
--------------------------------------------------------------------------------

(LTGF/USGMF-SAI/PART B)



         Delaware Group Limited-Term Government Funds, Inc. ("Limited-Term Funds, Inc.") is a professionally-managed mutual fund of the series type presently offering two series of portfolios: U.S. Government Money Fund (the "Fund") and Limited-Term Government Fund. This Statement of Additional Information ("Part B" of Limited-Term Funds, Inc.'s registration statement) describes the Fund.


         The Fund offers two classes of shares--U.S. Government Money Fund A Class ("Class A Shares") and U.S. Government Money Fund Consultant Class ("Consultant Class Shares") (individually, a "Class" and collectively, the "Classes").


         This Part B supplements the information contained in the current Prospectus of the Fund dated April 29, 1998, as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.


         All references to "shares" in this Part B refer to each Class of shares of the Fund, except where noted.

(LTGF/USGMF-SAI/PART B)



INVESTMENT OBJECTIVE AND POLICY


       The objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, which is the lesser of more than (i) 50% of the outstanding voting securities; or (ii) 67% of the voting securities present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. See General Information.


       The Fund intends to achieve its objective by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by the Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months.

       Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

       The Fund may invest up to 10% of its assets, together with any illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC. While the Fund is permitted under certain circumstances to borrow money, it does not normally do so.

       The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

       The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

       (1) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

(LTGF/USGMF-SAI/PART B)


       (2) honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases;

       (3) reinvest the earnings from securities in like securities;

       (4)   defray normal administrative expenses; or


       (5) maintain a constant net asset value per unit pursuant to, and in compliance with, an order or rule of the Securities and Exchange Commission (the "SEC").


       While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Realized Securities Profits Distributions and Taxes for effect of any capital gains distributions.

       A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Repurchase Agreements

       The Fund may also invest in repurchase agreements sold by banks or brokers secured by the foregoing securities. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying government obligation. Should such an issuer default, Delaware Management Company (the "Manager") believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.


Investment Restrictions
         Limited-Term Funds, Inc. has adopted the following restrictions and fundamental policies for the Fund, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund, as described above. The Fund may not under any circumstances:

        1. Invest in issues other than those described under Investment Objective and Policy above.

(LTGF/USGMF-SAI/PART B)


        2. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Any outstanding borrowing shall be repaid before additional securities are purchased.


        3. Sell securities short or purchase securities on margin.

        4. Write or purchase put or call options.

        5. Underwrite the securities of other issuers.

        6. Purchase or sell commodities or commodity contracts.

        7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

        8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

        9. Invest for purposes of exercising control.

       10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

       11. Invest in direct interests in oil, gas or other mineral exploration or development programs.

       Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

(LTGF/USGMF-SAI/PART B)


PERFORMANCE INFORMATION


       For the seven-day period ended December 31, 1997, the annualized current yield of Class A Shares and Consultant Class Shares was 4.94% for each Class and the compounded effective yield was 5.06% for each Class. These yields will fluctuate daily as income earned fluctuates. On that date the weighted average portfolio maturity was 43 days for both Classes. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Directors of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Directors.


       Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows:

       The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

       The current yield of the Fund represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in the effective yield shown below.

(LTGF/USGMF-SAI/PART B)



       The following is an example, for purpose of illustration only, of the current and effective yield calculations for the seven-day period ended December 31, 1997:

                                                                                U.S.            U.S. Government
                                                                            Government             Money Fund
                                                                            Money Fund             Consultant
                                                                              A Class                 Class
      Value of a hypothetical account with one share at
         the beginning of the period....................................... $1.00000000           $1.00000000


      Value of the same account at the end of the period................... $1.00094786           $1.00094786
                                                                             ----------            ----------

      Net change in account value..........................................  0.00094786(1)         0.00094786(1)
                                                                             ----------            ----------

      Base period return = net change in account value/
         beginning account value...........................................  0.00094786            0.00094786
                                                                             ----------            ----------

      Current yield [base period return x (365/7)].......................          4.94%(2)              4.94%(2)
                                                                             ----------            ----------

      Effective yield (1 + base period) 365/7 - 1.........................         5.06%(3)              5.06%(3)
                                                                             ----------            ----------

        Weighted average life to maturity of the portfolio on December 31, 1997 was 43 days.

(1) This represents the net income per share for the seven calendar days ended December 31, 1997.

(2) This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 1997.

(3) This represents the current yield for the seven calendar days ended December 31, 1997 compounded daily. The Manager has elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through February 9, 1998. In the absence of such voluntary waivers, performance would have been affected negatively.

       Total return performance of each Class will reflect the reinvestment of all dividends and any capital gains, if any, during the indicated period. Shares of the Fund are sold without a sales charge. The results will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. An illustration of past Fund performance should not be considered as representative of future results.

(LTGF/USGMF-SAI/PART B)



       The average annual total compounded rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

        Where:       P     =  a hypothetical initial purchase order of $1,000;

                     T     =  average annual total return;

                     n     =  number of years;

                   ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period.


        The performance, as shown below, is the average annual total return quotations of each Class through December 31, 1997, calculated as an average annual compounded rate of return for the period indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 29, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

(LTGF/USGMF-SAI/PART B)

                                           Average Annual Total Return
                                                             U.S. Government
                                      U.S. Government          Money Fund
                                        Money Fund             Consultant
                                        A Class (1)           Class (1)(2)


           1 year ended
           12/31/97                      4.94%                  4.94%
           --------                      ----                   ----

           3 years ended
           12/31/97                      4.76%                  4.76%
           --------                      ----                   ----

           5 years ended
           12/31/97                      3.84%                  3.84%
           --------                      ----                   ----

           10 years ended
           12/31/97                      4.91%                  4.85%
           --------                      ----                   ----

           15 years ended
           12/31/97                      5.70%                  5.67%
           --------                      ----                   ----

           Period
           4/20/82(3)
           through
           12/31/97                      5.91%                  5.90%
           --------                      -----                  ----

         (1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through February 9, 1998. In the absence of such voluntary waivers, performance would have been affected negatively.

         (2) Date of initial public offering of Consultant Class Shares was March 29, 1988. Pursuant to applicable regulation, total return shown for Consultant Class Shares for the periods prior to the commencement of operations of such Class is calculated by taking the performance of A Class Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

         (3)      Date of initial public offering of U.S. Government Money
                  Fund.


         From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class'

(LTGF/USGMF-SAI/PART B)


after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         In addition, the Fund may quote actual yield and total return performance of each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

         CDA Investment Technologies, Lipper Analytical Services, Inc. and IBC/Donoghue are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.


         The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through December 31, 1997. Total return for Consultant Class Shares for the periods prior to commencement of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return calculation does not reflect the

(LTGF/USGMF-SAI/PART B)


12b-1 payments that were applicable to such Class during the periods March 29, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been affected.

                                        Cumulative Total Return
                              U.S. Government              U.S. Government
                                Money Fund                   Money Fund
                                A Class (1)            Consultant Class (1)(2)

      3 months ended

      12/31/97                    1.24%                         1.24%
      --------                    ----                          ----

      6 months ended
      12/31/97                    2.49%                         2.49%
      --------                    ----                          ----

      9 months ended
      12/31/97                    3.74%                         3.74%
      --------                    ----                          ----

      1 year ended
      12/31/97                    4.94%                         4.94%
      --------                    ----                          ----

      3 years ended
      12/31/97                   14.96%                        14.96%
      --------                   -----                         -----

      5 years ended
      12/31/97                   20.71%                        20.71%
      --------                   -----                         -----

      10 years ended
      12/31/97                   61.45%                        60.57%
      --------                   -----                         -----

      15 years ended
      12/31/97                  129.80%                       128.55%
      --------                  ------                        ------

      Period
      4/20/82(3)
      through
      12/31/97                  146.36%                       145.80%
      --------                  ------                        ------

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and in the case of Consultant Class Shares, 12b-1 fees) from January 26, 1996 through February 9, 1998. In the absence of such voluntary waivers, performance would have been affected negatively.

(2) Date of initial public offering of Consultant Class Shares was March 29, 1988. Pursuant to applicable regulation, total return shown for Consultant Class Shares for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods no

(LTGF/USGMF-SAI/PART B)



         adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(3)      Date of initial public offering of U.S. Government Money Fund.

(LTGF/USGMF-SAI/PART B)



       Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


Dollar-Cost Averaging

       Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

       Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these options including restrictions or limitations.

(LTGF/USGMF-SAI/PART B)


       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                                  Price            Number of
                        Investment                 Per              Shares
                          Amount                  Share            Purchased

        Month 1            $100                  $10.00                10
        Month 2            $100                  $12.50                 8
        Month 3            $100                   $5.00                20
        Month 4            $100                  $10.00                10
        --------------------------------------------------------------------



                           $400                  $37.50                48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of the any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

(LTGF/USGMF-SAI/PART B)


TRADING PRACTICES

         Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Limited-Term Funds, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

(LTGF/USGMF-SAI/PART B)


         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Limited-Term Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Portfolio trading will be undertaken principally to accomplish the Fund's objective, and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects usually to transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

(LTGF/USGMF-SAI/PART B)


PURCHASING SHARES


         The Distributor serves as the national distributor for the Fund's shares--Class A Shares and Consultant Class Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws. The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

         Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of any retirement plan accounts, including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Limited-Term Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of lost or stolen certificates, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated

(LTGF/USGMF-SAI/PART B)


Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Limited-Term Funds, Inc. for proper instructions.

When Orders are Effective
         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn

(LTGF/USGMF-SAI/PART B)


on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plan Under Rule 12b-1 for Consultant Class Shares
         Pursuant to Rule 12b-1 under the 1940 Act, Limited-Term Funds, Inc. has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of Consultant Class Shares.

         The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.

         The Plan permits the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Directors.

         In addition, the Fund may make payments from the assets of Consultant Class Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

         The maximum aggregate fee payable by the Fund under the Plan, and the Fund's Distribution Agreement, is on an annual basis, up to 0.30% of Consultant Class Shares' average daily net assets for the year. Limited-Term Funds, Inc.'s Board of Directors may reduce these amounts at any time. Limited-Term Funds, Inc.'s Board of Directors suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Directors had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Directors.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from

(LTGF/USGMF-SAI/PART B)


that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement have been approved by the Board of Directors of Limited-Term Funds, Inc. including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Limited-Term Funds, Inc. and who have no direct or indirect financial interest in the Plan, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as by a majority vote of those directors who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the directors including a majority of the noninterested directors of Limited-Term Funds, Inc. having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of directors who are not "interested persons" of Limited-Term Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Directors for their review.


         For the fiscal year ended December 31, 1997, there were no payments from Consultant Class Shares pursuant to the Plan.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Limited-Term Funds, Inc. and the Distributor intend to operate in compliance with these rules.


Reinvestment Privilege

         Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Investments family offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Reinvestment of Dividends in Other Delaware  Investments Funds

(LTGF/USGMF-SAI/PART B)



         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under Buying Shares in the Prospectus.

         Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of funds in the Delaware Investments family that offer such classes of shares.

         Dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or
403(b)(7) or 457 Deferred Compensation Plans.


Wealth Builder Option

         Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus .

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

(LTGF/USGMF-SAI/PART B)



         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Account Statements
         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity will receive a monthly statement confirming each transaction.

Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

(LTGF/USGMF-SAI/PART B)


RETIREMENT PLANS

         An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an

(LTGF/USGMF-SAI/PART B)


employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.





Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


Prototype 401(k) Defined Contribution Plan

         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in the Fund or certain other funds in the Delaware Investments family.

(LTGF/USGMF-SAI/PART B)


Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of the Fund in conjunction with such an arrangement.

Deferred Compensation Plan for State and Local Government Employees ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required.

(LTGF/USGMF-SAI/PART B)


OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.


         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in Securities and Exchange Commission requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities of the Fund and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Directors has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

(LTGF/USGMF-SAI/PART B)


REDEMPTION

         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000 or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire, for which there is currently a $7.50 bank wiring cost, there is no fee charged for redemptions, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.


         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

(LTGF/USGMF-SAI/PART B)


Small Accounts

         Before the Fund involuntarily redeems shares from an account that, under the circumstances noted in the Prospectus, has remained below the minimum amounts required by the Prospectus, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum amounts required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

Checkwriting Feature
         Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Limited-Term Funds, Inc.--U.S. Government Money Fund account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.

         (1)These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Through this procedure, the shareholder will continue to be entitled to distributions paid on those shares up to the time such checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, a Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5)      Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.

         Shareholders will be subject to CoreStates Bank, N.A.'s rules and regulations governing similar accounts. This service may be terminated or suspended at any time by CoreStates Bank, N.A., the Fund or the Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a

(LTGF/USGMF-SAI/PART B)


written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

         Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide 800-523-1918.


                                      * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate the expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price (net asset value) is determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request that a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund with a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

(LTGF/USGMF-SAI/PART B)


         If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received from shareholders are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.




Systematic Withdrawal Plan
         Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype Retirement Plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

(LTGF/USGMF-SAI/PART B)


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Limited-Term Funds, Inc. declares a dividend of the Fund's net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined, and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.


         Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that until June 1, 1990, Consultant Class Shares incurred distribution fees under its 12b-1 Plan. The Board of Directors of Limited-Term Funds, Inc. suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares under Purchasing Shares.


         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly on the last day of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, Limited-Term Funds, Inc.'s Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

(LTGF/USGMF-SAI/PART B)


         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

(LTGF/USGMF-SAI/PART B)


TAXES


         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code, as amended. By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. Each fund of Limited-Term Funds, Inc. is treated as a separate tax entity and any capital gains and losses for each fund are calculated separately.

         Distributions paid by the Fund representing net investment income received by the Fund and short-term capital gains will be taxable to shareholders as ordinary income and will not qualify for the dividends-received deduction available to corporations. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any capital gains dividends.

         In addition to federal tax, shareholders also may be subject to state and local taxes on distributions from the Fund. Shareholders who are Pennsylvania residents will not be subject to Pennsylvania county personal property taxes on their shares. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

         Statements setting forth the full federal income tax status of distributions made during the year will be mailed annually. In some states, distributions that came from earnings on U.S. Treasury securities and other direct U.S.
obligations may be exempt from state income tax.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains" or "28 percent rate gain": securities sold by the Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years.

(LTGF/USGMF-SAI/PART B)



         Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

(LTGF/USGMF-SAI/PART B)


INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Limited-Term Funds, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On December 31, 1997, the Manager and its affiliates within the Delaware Investments family, including Delaware International Advisers Ltd., were managing in the aggregate more than $40 billion in assets in the various institutional or separately managed (approximately $24,040,760,000) and investment company (approximately $16,482,583,000) accounts.

         Subject to the supervision and direction of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.

         The Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of Limited-Term Funds, Inc., who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days notice by the directors of Limited-Term Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 1/2 of 1% of the Fund's average daily net assets, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. The Manager pays the salaries of all directors, officers and employees of Limited-Term Funds, Inc. who are affiliated with the Manager.

         On December 31, 1997, the total net assets of the Fund were $17,246,094. Investment management fees paid by the Fund during the fiscal year ended December 31, 1995 were $70,149, For the fiscal years ended December 31, 1996 and 1997, investment management fees incurred were $78,833 and $81,779, respectively, and $1,644 was paid for 1996 and no fees were paid for 1997.


         Beginning January 26, 1996, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waiver and payments) of the Fund did not exceed 0.70% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Consultant Class Shares, 12b-1 fees) through February 9, 1998.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses.

(LTGF/USGMF-SAI/PART B)

Distribution and Service

         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution except for any payments which may be made under Consultant Class Shares' 12b-1 Plan. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

(LTGF/USGMF-SAI/PART B)


OFFICERS AND DIRECTORS

         The business and affairs of Limited-Term Funds, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On March 31, 1998, Limited-Term Funds, Inc.'s officers and directors, as a group, owned less than 1% of the outstanding shares of the Class A Shares and the Consultant Class Shares of the Fund.

         As of March 31, 1998, management believes the following accounts held 5% or more of Class A Shares and Consultant Class Shares of the Fund:


Class                    Name and Address of Account                      Share Amount                   Percentage
-----                    ---------------------------                      ------------                   ----------


U.S. Government          Michael W. Martin and                             1,430,839                        9.69%
Money Fund               Revette D. Martin
A Class                  5003 Moss Hollow
                         Houston, TX 77018

U.S. Government          Fahnestock and Company, Inc. CUST                    76,157                       16.04%
Money Fund               Jane C. Hendel R/O
Consultant Class         125 Broad Street
                         New York, NY 10004

                         Louis C. Motzer                                      33,675                        7.09%
                         109 Fairborn Drive
                         Hamilton, OH 45013

                         DMTC C/F the 403(B)(7) Plan of                       30,545                        6.43%
                         Gary Kronick
                         2210 Budd  Terrace
                         Schenectady, NY 12309

                         David R. Johnston and                                30,091                        6.33%
                         Mary Ellen Johnston JT WROS
                         119 Foxcroft Lane
                         Robesonia, PA 19551

       DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Delaware Management Company, Inc. (a series of Delaware Management Business Trust), Delaware Investment Advisers, (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect,

(LTGF/USGMF-SAI/PART B)


wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


       Certain officers and directors of Limited-Term Funds, Inc. hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of Limited-Term Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

(LTGF/USGMF-SAI/PART B)



*Wayne A. Stork (60)

       Chairman and Director and/or Trustee of Limited-Term Funds, Inc., 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

       Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                and  Director/Trustee of Delaware

       Management Company, Inc. and Delaware Management Business Trust
                Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust) Chairman, Chief Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust)
       Chairman, Chief Executive Officer and Director of Delaware International
                Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
       President and Chief Executive Officer of Delvoy, Inc.
       Chairman of Delaware Distributors, L.P.

       Director of Delaware Service Company, Inc. and Delaware Investment &
                Retirement Services, Inc.
       During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

* Jeffrey J. Nick (45)
        President, Chief Executive  Officer and Director of Limited-Term Funds,
                Inc. and 33 other investment companies in the Delaware Investments family
        President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                Investment Companies, Inc.
        President of Lincoln Funds Corporation
        From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
                UK plc and from 1989 to
                1992, he was Senior Vice President responsible for corporate planning and development for

 Richard G. Unruh, Jr. (58)
       Executive Vice President of Limited-Term Funds, Inc. , 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
       President of Delaware  Investment Advisers (a series of Delaware
                Management Business Trust)
       Executive Vice President and Director/Trustee of Delaware Management
                Company, Inc. and Delaware Management Business Trust
       Director of Delaware International Advisers Ltd.
       During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


----------------------
* Director affiliated with the Trusts investment manager and considered an "interested person" as defined in the 1940 Act.

(LTGF/USGMF-SAI/PART B)


Paul E. Suckow (50)

         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Limited-Term Funds, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                  Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
         Director of Founders CBO Corporation Director of HYPPCO Finance Company
                  Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
                Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

 David K. Downes (58)

        Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of Limited-Term Funds, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                  Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc.,
                  DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and Delaware Investment & Retirement Services, Inc.
         Director of Delaware International Advisers Ltd.
         Vice President of Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)

         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family 460 North Gulph Road, King of Prussia, PA 19406
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

(LTGF/USGMF-SAI/PART B)


Anthony D. Knerr (59)
         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                   Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family City Hall, Philadelphia, PA 19107
                  Philadelphia City Councilman.

Thomas F. Madison (62)
         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Limited-Term Funds, Inc. and 33 other investment companies in the Delaware Investments family P.O. Box 1102, Columbia, MD 21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

(LTGF/USGMF-SAI/PART B)



George M. Chamberlain, Jr. (51)
         Senior Vice President , Secretary and General Counsel of Limited-Term
                  Funds,Inc, 33 other investment companies in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                  Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company Senior Vice President and Director of Delaware International Holdings Ltd. Director of Delaware International Advisers Ltd. Secretary of Lincoln Funds Corporation Attorney. During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

 Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Limited-Term Funds,
                  Inc., 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. , Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (35)
          Senior Vice President/Treasurer of the Trust, 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
          Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
          Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust) Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New

(LTGF/USGMF-SAI/PART B)


                  York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Gary A. Reed (43)
         Vice President/Senior Portfolio Manager of Limited-Term Funds,
                  Inc., nine other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Limited-Term Funds, Inc. and the total compensation received from all funds in the Delaware Investments family for the fiscal year ended December 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of December 31, 1997. Only the independent directors of Limited-Term Funds, Inc. receive compensation from Limited-Term Funds, Inc.

                                                           Pension or
                                                           Retirement
                                                            Benefits                       Total Compensation
                                       Aggregate           Accrued as          Estimated       from all 34
                                     Compensation            Part of            Annual         Investment
                                         from             Limited-Term         Benefits       Companies in
                                     Limited-Term         Funds, Inc.            Upon           Delaware
Name                                  Funds, Inc.           Expenses          Retirement*    Investments(1)
----                                  -----------           --------          -----------    --------------
W. Thacher Longstreth                  $2,095                  None             $38,500       $59,827
Ann R. Leven                           $2,278                  None             $38,500       $65,160
Walter P. Babich                       $2,243                  None             $38,500       $64,160
Anthony D. Knerr                       $2,243                  None             $38,500       $64,160
Charles E. Peck                        $2,000                  None             $38,500       $56,682
Thomas F. Madison(2)                   $1,317                  None             $38,500       $43,537


* Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Investments family for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of December 31, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Investments family, based on the number of funds in the Delaware Investments family as of that date.

(1) Each independent director/trustee currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all funds in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann
     R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Trust's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive

(LTGF/USGMF-SAI/PART B)


     additional annual compensation of $5,000 from all funds, with the exception of the chairperson, who receives $6,000.

(2)  Thomas F. Madison joined the Board of Trustees on April 30, 1997.

(LTGF/USGMF-SAI/PART B)


EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds available from the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds available from the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds available from the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


Telephone Exchange Privilege

         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from the Delaware Investments family. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Offering Price. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as eligibility and investment minimums, must be met and may entail the payment of a front-end sales charge which will be deducted from the investment. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

(LTGF/USGMF-SAI/PART B)


         As described in the Prospectus, neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.


Right to Refuse Timing Accounts

         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


Restrictions on Timed Exchanges

         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

(LTGF/USGMF-SAI/PART B)

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.


         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

(LTGF/USGMF-SAI/PART B)

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the

(LTGF/USGMF-SAI/PART B)

potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the

(LTGF/USGMF-SAI/PART B)

Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

(LTGF/USGMF-SAI/PART B)


         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

(LTGF/USGMF-SAI/PART B)


GENERAL INFORMATION


         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 16 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management Company, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance was received; (3) certain persons are prohibited from investing in initial public offering of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Fund.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Limited-Term Funds, Inc.'s advisory relationship with the Manager or its distribution relationship with

(LTGF/USGMF-SAI/PART B)

the Distributor, the Manager and its affiliates could cause Limited-Term Funds, Inc. to delete the words "Delaware Group" from Limited-Term Funds, Inc.'s name.

         Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.




Capitalization

         Limited-Term Funds, Inc. currently offers two series of shares, Limited-Term Government Fund (formerly known as the Treasury Reserves Intermediate Series and the Investors Series) and the U.S. Government Money Series (formerly known as the Cashiers Series). Limited-Term Funds, Inc. has a total authorized capitalization of three billion shares with a $.001 par value common stock. The Fund has an authorized capitalization of one billion shares of common stock with a par value of $.001 per share. Limited-Term Government Fund has an authorized capitalization of two billion shares of common stock with a par value of $.001 per share. The directors are authorized to issue different series and Classes of shares of common stock. At the present time, two series have been issued. The U.S. Government Money Series offers two Classes of shares and the Limited-Term Government Fund offers four classes of shares.

         The classes offered by the Fund are Class A Shares and Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class. Each Class of the U.S. Government Money Series represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other Class, except that shares of Class A Shares may not vote on any matter affecting Consultant Class Shares' Distribution Plan under Rule 12b-1.

         Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Prior to March 1994, Class A Shares were known as the U.S. Government Money Fund class, and prior to June 1992, the U.S. Government Money Fund class was known as the original class. Prior to March 1994, U.S. Government Money Fund Consultant Class Shares were known as the U.S. Government Money Fund Consultant class, and prior to November 1992, the U.S. Government Money Fund Consultant class was known as the U.S. Government Money Fund (Institutional) class. The U.S. Government Money Fund (Institutional) class was known as the consultant class prior to June 1992.

Noncumulative Voting
         Limited-Term Fund, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Limited-Term Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

(LTGF/USGMF-SAI/PART B)

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Limited-Term Funds, Inc. and, in its capacity as such, audits the financial statements contained in the Fund's Annual Report. Delaware Group Limited-Term Government Funds, Inc.--U.S. Government Money Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended December 31, 1997 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

(LTGF/USGMF-SAI/PART B)



         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

----------------------------------

U.S. GOVERNMENT MONEY FUND A CLASS
----------------------------------

U.S. GOVERNMENT MONEY FUND
CONSULTANT CLASS
----------------------------------

CLASSES OF DELAWARE GROUP
LIMITED-TERM GOVERNMENT FUNDS, INC.
----------------------------------












PART B
----------------------------------

STATEMENT  OF ADDITIONAL

INFORMATION



 APRIL 29, 1998
 --------------



-----------
DELAWARE
INVESTMENTS
-----------

PART C - Other Information
(Continued)

                                     PART C

                                Other Information


Item 24.             Financial Statements and Exhibits
                     ---------------------------------

                     (a)    Financial Statements:

                            Part A      -   Financial Highlights

                           *Part B      -   Statement of Net Assets
                                            Statement of Operations
                                            Statements of Changes in Net Assets
                                            Financial Highlights
                                            Notes to Financial Statements
                                            Accountant's Report

                           * The financial statements and Accountant's Report listed above for Limited-Term Government Fund are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

                     (b)    Exhibits:

                            (1)     Articles of Incorporation.

                                    (a)     Articles of Incorporation, as
                                            amended and supplemented through
                                            November 22, 1995 incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 42
                                            filed November 22, 1995.

                                     (b)    Executed Articles Supplementary
                                            (November 28, 1995) incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 43
                                            filed February 29, 1996.

                             (2)     By-Laws. By-Laws, as amended through
                                     November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                             (3)     Voting Trust Agreement.  Inapplicable.

                             (4) Copies of All Instruments Defining the Rights of Holders.

                                     (a)    Articles of Incorporation and
                                            Articles Supplementary. Articles
                                            Fifth and Ninth of the Articles
                                            of Incorporation (September 12,
                                            1990) and Article Second to
                                            Articles Supplementary (June 1,
                                            1992 and April 29, 1994)
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 42 filed November
                                            22, 1995 and Article Third of
                                            Articles Supplementary (November
                                            28, 1995) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 43
                                            filed February 29, 1996.

                                     (b)      By-Laws. Article II, Article III,
                                              as amended, and Article XIV
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 42 filed November
                                              22, 1995.

                             (5)     Investment Management Agreements.
                                     Investment Management Agreement (April 3,
                                     1995) between Delaware Management Company,
                                     Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                             (6)     (a) Distribution Agreements.


                                           (i) Form of Distribution Agreement
                                               (April 1995) between Delaware
                                               Distributors, L.P. and the
                                               Registrant on behalf of Limited-
                                               Term Government Fund incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 42
                                               filed November 22, 1995.

                                          (ii) Form of Amendment No. 1 to
                                               Distribution Agreement (November
                                               1995) between Delaware
                                               Distributors, L.P. and the
                                               Registrant on behalf of Limited-
                                               Term Government Fund incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 42
                                               filed November 22, 1995.

                                         (iii) Form of Distribution Agreement
                                               (April 1995) between Delaware
                                               Distributors, L.P. and the
                                               Registrant on behalf of U.S.
                                               Government Money Series
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 42 filed November
                                               22, 1995.

                                     (b)      Administration and Service
                                              Agreement. Form of Administration
                                              and Service Agreement (as amended
                                              November 1995) incorporated into
                                              this filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                                     (c)      Dealer's Agreement. Dealer's
                                              Agreement (as amended November
                                              1995) incorporated into this
                                              filing by reference to Post-
                                              Effective Amendment No. 42 filed
                                              November 22, 1995.

                                     (d)      Mutual Fund Agreement for the
                                              Delaware Group of Funds (November
                                              1995) (Module) incorporated into
                                              this filing by reference to
                                              Post-Effective Amendment No.
                                              43 filed February 29, 1996.

                             (7)     Bonus, Profit Sharing, Pension Contracts.

                                     (a)      Amended and Restated Profit
                                              Sharing Plan incorporated into
                                              this filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                                     (b)      Amendment to Profit Sharing Plan
                                              (December 21, 1995) (Module)
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 43 filed February
                                              29, 1996

                             (8)     Custodian Agreements.

                                     (a)      Executed Custodian Agreement
                                              between Bankers Trust Company and
                                              the Registrant incorporated into
                                              this filing by reference to
                                              Post-Effective Amendment No. 45
                                              filed March 2, 1998.

                                     (b)      Form of Securities Lending
                                              Agreement between Bankers Trust
                                              Company and the Registrant on
                                              behalf of Limited-Term Government
                                              Fund incorporated into this filing
                                              by reference to Post-Effective
                                              Amendment No. 44 filed February
                                              28, 1997.

                             (9)     Other Material Contracts.

                                     (a)      Executed Shareholders Services
                                              Agreement (December 20, 1990)
                                              between Delaware Service Company,
                                              Inc. and the Registrant (formerly
                                              Delaware Group Treasury Reserves,
                                              Inc.) relating to the Investors
                                              Series (now named Limited-Term
                                              Government Fund) incorporated into
                                              this filing by reference to Post-
                                              Effective Amendment No. 44 filed
                                              February 28, 1997.

                                     (b)      Executed Shareholders Services
                                              Agreement (December 20, 1990)
                                              between Delaware Service Company,
                                              Inc. and the Registrant (formerly
                                              Delaware Group Treasury Reserves,
                                              Inc.) relating to the Cashiers
                                              Series (now named U.S. Government
                                              Money Series) incorporated into
                                              this filing by reference to Post-
                                              Effective Amendment No. 44 filed
                                              February 28, 1997.

                                     (c)      Executed Delaware Group of Funds
                                              Fund Accounting Agreement between
                                              Delaware Service Company, Inc. and
                                              the Registrant (August 19, 1996)
                                              incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 45 filed March 2,
                                              1998.

                                              (i)     Executed Amendment No. 8
                                                      (December 18, 1997) to
                                                      Delaware Group of Funds
                                                      Fund Accounting Agreement
                                                      incorporated into this
                                                      filing by reference
                                                      to Post-Effective
                                                      Amendment No. 45 filed
                                                      March 2, 1998.

                            (10)     Opinion of Counsel.  Inapplicable.

                            (11)     Consent of Auditors.  Attached as Exhibit.

                            (12)     Inapplicable.

                           *(13) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed February 20, 1985.

                            (14)     Inapplicable.

PART C - Other Information
(Continued)

* Relates only to U.S. Government Money Series.

                          **(15)     Plans under Rule 12b-1.

                                     (a)      Form of Plan under Rule 12b-1 for
                                              Class A of Limited-Term Government
                                              Fund (November 1995) incorporated
                                              into this filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                                     (b)      Form of Plan under Rule 12b-1 for
                                              Class B of Limited-Term Government
                                              Fund (November 1995) incorporated
                                              into this filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                                     (c)      Form of Plan under Rule 12b-1 for
                                              Class C of Limited-Term Government
                                              Fund (November 1995) incorporated
                                              into this filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                                     (d)      Form of Plan under Rule 12b-1 for
                                              Consultant Class of U.S.
                                              Government Money Series (November
                                              1995) incorporated into this
                                              filing by reference to
                                              Post-Effective Amendment No. 42
                                              filed November 22, 1995.

                            (16)     Schedules of Computation for each
                                     Performance Quotation.

                                     (a)      Incorporated into this filing by
                                              reference to Post-Effective
                                              Amendment No. 41 filed February
                                              28, 1995, Post-Effective No. 42
                                              filed November 22, 1995,
                                              Post-Effective Amendment No. 43
                                              filed February 29, 1996,
                                              Post-Effective Amendment No. 44
                                              filed February 28, 1997 and
                                              Post-Effective Amendment No. 45
                                              filed March 2, 1998.

                            (17)     Financial Data Schedules.  Attached as
                                     Exhibit.

                            (18)     Inapplicable.

                            (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post- Effective Amendment No. 45 filed March 2, 1998.



Item 25.   Persons Controlled by or under Common Control with Registrant.  None.
           --------------------------------------------------------------








** Relates only to Class A Shares, Class B Shares and Class C Shares of Registrant's Limited-Term Government Fund and Consultant Class of Registrant's U.S. Government Money Series.

PART C - Other Information
(Continued)


Item 26. Number of Holders of Securities.
         -------------------------------

               (1)                                                                 (2)

                                                                                Number of
         Title of Class                                                        Record Holders
         --------------                                                        --------------
         Delaware Group Limited-Term Government Funds, Inc.'s
         Limited-Term Government Fund series:

         Limited-Term Government Fund A Class
         Common Stock Par Value                                                17,473 Accounts
         $.001 Per Share                                                       as of March 31, 1998

         Limited-Term Government Fund B Class
         Common Stock Par Value                                                676 Accounts
         $.001 Per Share                                                       as of March 31, 1998

         Limited-Term Government Fund C Class
         Common Stock Par Value                                                129 Accounts
         $.001 Per Share                                                       as of March 31, 1998

         Limited-Term Government Fund Institutional Class
         Common Stock Par Value                                                37 Accounts
         $.001 Per Share                                                       as of March 31, 1998

         Delaware Group Limited-Term Government Funds, Inc.'s
         U.S. Government Money Series:

         U.S. Government Money Fund A Class
         Common Stock Par Value                                                976 Accounts
         $.001 Per Share                                                       as of March 31, 1998

         U.S. Government Money Fund Consultant Class
         Common Stock Par Value                                                87 Accounts
         $.001 Per Share                                                       as of March 31, 1998




Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 7 filed September 25, 1985 and Post-Effective Amendment No. 42 filed November 22, 1995.

PART C - Other Information
(Continued)

Item 28. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

         Delaware Management Company, Inc. ("DMC") serves as investment manager to the Registrant and as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/ trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in Delaware Investments (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in Delaware Investments.

PART C - Other Information
(Continued)

         The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
Wayne A. Stork                         Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and
                                       Director/Trustee of Delaware Management Company, Inc. and Delaware Management
                                       Business Trust; Chairman of the Board, President, Chief Executive Officer, Chief
                                       Investment Officer of Delaware Management Company (a series of Delaware Management
                                       Business Trust); Chairman of the Board, President, Chief Executive Officer and Director of
                                       DMH Corp.,  Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, Chief
                                       Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and Director
                                       of  Delaware International Holdings Ltd. and Delaware International Advisers Ltd.;
                                       Chairman of the Board and Director of the Registrant, each of the other funds in the
                                       Delaware Investments family, Delaware Management Holdings, Inc., and Delaware Capital
                                       Management, Inc.; Chairman of Delaware Distributors, L.P.;  President and Chief Executive
                                       Officer of Delvoy, Inc.; and Director and/or Trustee of Delaware Service Company, Inc.
                                       and Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.                  President of Delaware Investment Advisers (a series of Delaware Management Business
                                       Trust); Executive Vice President and Director/Trustee of Delaware Management Company,
                                       Inc. and Delaware Management Business Trust; Executive Vice President of the Registrant,
                                       each of the other funds in the Delaware Investments family, Delaware Management
                                       Holdings, Inc., Delaware Capital Management, Inc. and Delaware Management Company (a
                                       series of Delaware Management Business Trust); and Director of Delaware International
                                       Advisers Ltd.

                                       Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                                       2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                                       AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                                       Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                         Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                       Management Company, Inc., Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust), the Registrant, each of the other funds in the Delaware
                                       Investments family and Delaware Management Holdings, Inc.; Executive Vice President
                                       and Director of Founders Holdings, Inc.; Executive Vice President of Delaware Capital
                                       Management, Inc. and Delaware Management Business Trust; and Director of Founders
                                       CBO Corporation

                                       Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
David K. Downes                        Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of
                                       Delaware Management Company, Inc., DMH Corp, Delaware Distributors, Inc., Founders
                                       Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief Financial Officer, Chief
                                       Administrative Officer and Trustee of Delaware Management Business Trust; Executive
                                       Vice President, Chief Operating Officer and Chief Financial Officer of the Registrant and
                                       each of the other funds in the Delaware Investments family, Delaware Management
                                       Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                                       Distributors, L.P.;  President, Chief Executive Officer, Chief Financial Officer and Director
                                       of Delaware Service Company, Inc.; President, Chief Operating Officer, Chief Financial
                                       Officer and Director of Delaware International Holdings Ltd.; Chairman, Chief Executive
                                       Officer and Director of Delaware Investment & Retirement Services, Inc.; Chairman and
                                       Director of Delaware Management Trust Company; Director of Delaware International
                                       Advisers Ltd.; and Vice President of Lincoln Funds Corporation

                                       Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                       Newtown Square, PA

George M.                              Senior Vice President, General Counsel, Secretary and Director/Trustee of
Chamberlain, Jr.                       Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware
                                       Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc., Delaware
                                       Investment & Retirement Services, Inc., Delvoy, Inc. and Delaware Management Business Trust;
                                       Senior Vice President, Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management
                                       Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.; Senior
                                       Vice President and Director of Delaware International Holdings Ltd.; Executive Vice
                                       President, Secretary, General Counsel and Director of Delaware Management Trust Company;
                                       Director of Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
Richard J. Flannery                    Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                                       DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                       Distributors, L.P., Delaware Management Trust Company, Delaware Capital Management,
                                       Inc., Delaware Service Company, Inc., Delaware Management Company (a series of
                                       Delaware Management Business Trust), Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust) and Delaware Investment & Retirement Services,
                                       Inc.;  Executive Vice President/Corporate & International Affairs and Director of Delaware
                                       International Holdings Ltd.;  Senior Vice President/ Corporate and International Affairs and
                                       Director of Founders Holdings, Inc. and Delvoy, Inc.;  Senior Vice President of Founders
                                       CBO Corporation; and Director of Delaware International Advisers Ltd.

                                       Director, HYPPCO Finance Company Ltd.

                                       Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                                       Elverton, PA

Michael P. Bishof                      Senior Vice President and Treasurer of the Registrant, each of the other funds in the
                                       Delaware Investments family and Founders Holdings, Inc.; Senior Vice President/Investment
                                       Accounting of Delaware Management Company, Inc., Delaware Management Company (a series of
                                       Delaware Management Business Trust) and Delaware Service Company, Inc.; Senior Vice President
                                       and Treasurer/ Manager, Investment Accounting of Delaware Distributors, L.P. and Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust); Assistant Treasurer of
                                       Founders CBO Corporation; and Senior Vice President and Manager of Investment Accounting of
                                       Delaware International Holdings Ltd.

Joseph H. Hastings                     Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                       Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors,
                                       Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P., Delaware Service
                                       Company, Inc., Delaware International Holdings Ltd., Delaware Management Company (a
                                       series of Delaware Management Business Trust), Delvoy, Inc. and Delaware Management
                                       Business Trust;  Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.;  Executive
                                       Vice President, Chief Financial Officer and Treasurer of Delaware Management Trust
                                       Company; Chief Financial Officer and Treasurer of Delaware Investment & Retirement
                                       Services, Inc.; Senior Vice President/Assistant Treasurer of Founders CBO Corporation;
                                       and Treasurer of Lincoln Funds Corporation.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
Michael T. Taggart                     Senior Vice President/Facilities Management and Administrative Services of Delaware
                                       Management Company, Inc. and Delaware Management Company (a series of Delaware
                                       Management Business Trust)

Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware
                                       Investment and Retirement Services, Inc. and Delaware Service Company, Inc.; Senior Vice
                                       President/ Operations and Director of Delaware Management Trust Company

James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

Eric E. Miller                         Vice President, Assistant Secretary and Deputy General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company,
                                       Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust),
                                       Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                       Distributors Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                       Founders Holdings, Inc., Delaware Capital Management, Inc. and Delaware Investment &
                                       Retirement Services, Inc.; Assistant Secretary of Delaware Management Business Trust;
                                       and Vice President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro                    Vice President and Assistant Secretary of the Registrant, each of the other funds in the
                                       Delaware Investments family, Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust), Delaware
                                       Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                       Delaware Service Company, Inc., DMH Corp., Delaware Management Trust Company,
                                       Delaware Capital Management, Inc., Delaware Investment & Retirement Services, Inc.,
                                       Founders Holdings, Inc. and Delvoy, Inc.; Vice President and Secretary of Delaware
                                       International Holdings Ltd.; and Secretary of Founders CBO Corporation;

                                       Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)                       Vice President/Assistant Controller of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust) and Delaware
                                       Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
Bruce A. Ulmer                         Vice President/Director of LNC Internal Audit of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management
                                       Company (a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                       DMH Corp., Delaware Management Trust Company and Delaware Investment & Retirement Services,
                                       Inc.; Vice President/Director of Internal Audit of Delvoy, Inc.

Joel A. Ettinger(2)                    Vice President/Director of Taxation of the Registrant, each of the other funds in the
                                       Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company
                                       (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Christopher Adams                      Vice President/Strategic Planning of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust) and Delaware
                                       Service Company, Inc.

Susan L. Hanson                        Vice President/Strategic Planning of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust) and Delaware
                                       Service Company, Inc.

Dennis J. Mara(3)                      Vice President/Acquisitions of Delaware Management Company, Inc. and Delaware
                                       Management Company (a series of Delaware Management Business Trust)

Scott Metzger                          Vice President/Business Development of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust) and Delaware
                                       Service Company, Inc.

Lisa O. Brinkley                       Vice President/Compliance of the Registrant, Delaware Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust), DMH Corp., Delaware Distributors, L.P.,
                                       Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust
                                       Company, Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                       Services, Inc.; Vice President/Compliance Officer of Delaware Management Business
                                       Trust; and Vice President of Delvoy, Inc.

Mary Ellen Carrozza                    Vice President/Client Services of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust) and the Registrant


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
Gerald T. Nichols                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust), the
                                       Registrant and 22 other investment companies in the Delaware Investments family; Vice
                                       President of Founders Holdings, Inc.; and Treasurer, Assistant Secretary and Director of
                                       Founders CBO Corporation

Paul A. Matlack                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust) and 21 other investment companies in the Delaware Investments family; Vice President of
                                       Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed                           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust), 19 investment companies in the Delaware Investments family and Delaware Capital
                                       Management, Inc.

Patrick P. Coyne                       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust), 19 other investment companies in the Delaware Investments family and Delaware Capital
                                       Management, Inc.

Roger A. Early                         Vice President/Senior Portfolio Manager of Delaware Management Company,
                                       Inc., Delaware Management Company (a series of Delaware Management Business
                                       Trust), Delaware Investment Advisers (a series of Delaware Management Business
                                       Trust), the Registrant and 19 other investment companies in the Delaware
                                       Investments family

Mitchell L. Conery(4)                  Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust), 19 other investment companies in the Delaware Investments family and Delaware Capital
                                       Management, Inc.

George H. Burwell                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust) and ten investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
John B. Fields                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust),
                                       Delaware Investment Advisers (a series of Delaware Management Business Trust), ten investment companies in the Delaware Investments family, Delaware Capital Management,
                                       Inc. and Trustee of Delaware Management Business Trust

Gerald S. Frey(5)                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust) and ten investment companies in the Delaware Investments family

Christopher Beck(6)                    Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust), Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust) and ten investment companies in the Delaware Investments family

Elizabeth H. Howell(7)                 Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust), and seven other investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(8)            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust) and eight other investment companies in the Delaware Investments family

Babak Zenouzi                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                       Delaware Management Company (a series of Delaware Management Business Trust) and
                                       13 investment companies in the Delaware Investments family

Paul Grillo                            Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware Management
                                       Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust), the Registrant and 21 other investment companies in the Delaware Investments family

Marshall T. Bassett                    Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware Management
                                       Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust), the Registrant and each of the other funds in the Delaware Investments family



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                     Positions and Offices with the Manager and its
Business Address *                     Affiliates and Other Positions and Offices Held
------------------                     -----------------------------------------------
John Heffern                           Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                       Management Company (a series of Delaware Management Business Trust) and each of the other funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3    CORPORATE CONTROLLER, IIS prior to July 1997.
4    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5    SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
6    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
7    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.


Item 29.   Principal Underwriters.
           ----------------------

           (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

           (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                              Positions and Offices                          Positions and Offices
Business Address *                              with Underwriter                               with Registrant
------------------                              ---------------------                          ---------------------
Delaware Distributors, Inc.                     General Partner                                None

Delaware Investment
Advisers                                        Limited Partner                                None

Delaware Capital
Management, Inc.                                Limited Partner                                None

Wayne A. Stork                                  Chairman                                       Chairman

Bruce D. Barton                                 President and Chief Executive                  None
                                                Officer

David K. Downes                                 Executive Vice President,                      Executive Vice President, Chief
                                                Chief Operating Officer                        Operating Officer and Chief
                                                and Chief Financial Officer                    Financial Officer

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                              Positions and Offices                          Positions and Offices
Business Address *                              with Underwriter                               with Registrant
------------------                              ---------------------                          ---------------------
George M. Chamberlain, Jr.                      Senior Vice President/Secretary/               Senior Vice President/
                                                General Counsel                                Secretary/General Counsel

Richard J. Flannery                             Senior Vice President/Corporate                Senior Vice President/
                                                and International Affairs                      Corporate and International Affairs

Joseph H. Hastings                              Senior Vice President/Corporate                Senior Vice President/
                                                Controller & Treasurer                         Corporate Controller

Terrence P. Cunningham                          Senior Vice President/Financial                None
                                                Institutions

Thomas E. Sawyer                                Senior Vice President/                         None
                                                National Sales Director

Mac McAuliffe                                   Senior Vice President/Sales                    None
                                                Manager, Western Division

William F. Hostler                              Senior Vice President/                         None
                                                Marketing Services

J. Chris Meyer                                  Senior Vice President/                         None
                                                Director Product Management



William M. Kimbrough                            Senior Vice President/Wholesaler               None

Daniel J. Brooks                                Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                              Senior Vice President/Western                  None
                                                Division Sales Manager

Henry W. Orvin                                  Senior Vice President/Eastern                  None
                                                Division Sales Manager

Michael P. Bishof                               Senior Vice President and Treasurer/           Senior Vice
                                                Manager, Investment Accounting                 President/Treasurer



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                              Positions and Offices                          Positions and Offices
Business Address *                              with Underwriter                               with Registrant
------------------                              ---------------------                          ---------------------
Eric E. Miller                                  Vice President/Assistant Secretary/            Vice President/Assistant Secretary/
                                                Deputy General Counsel                         Deputy General Counsel

Richelle S. Maestro                             Vice President/                                Vice President/
                                                Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                                Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                               Vice President/Strategic Marketing             None

Diane M. Anderson                               Vice President/Plan Record Keeping             None
                                                and Administration

Anthony J. Scalia                               Vice President/Defined Contribution            None
                                                Sales, SW Territory

Courtney S. West                                Vice President/Defined Contribution            None
                                                Sales, NE Territory

Denise F. Guerriere                             Vice President/Client Services                 None

Gordon E. Searles                               Vice President/Client Services                 None

Lori M. Burgess                                 Vice President/Client Services                 None

Julia R. Vander Els                             Vice President/Participant Services            None

Jerome J. Alrutz                                Vice President/Retail Sales                    None

Scott Metzger                                   Vice President/Business                        Vice President/Business
                                                Development                                    Development

Stephen C. Hall                                 Vice President/Institutional Sales             None

Gregory J. McMillan                             Vice President/ National Accounts              None

Holly W. Reimel                                 Vice President/Manager, National               None
                                                Accounts

Christopher H. Price                            Vice President/Manager,                        None
                                                Insurance

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                              Positions and Offices                          Positions and Offices
Business Address *                              with Underwriter                               with Registrant
------------------                              ---------------------                          ----------------------
Stephen J. DeAngelis                            Vice President/Product                         None
                                                Development

Andrew W. Whitaker                              Vice President/Financial Institutions          None

Jesse Emery                                     Vice President/Marketing                       None
                                                Communications

Darryl S. Grayson                               Vice President, Broker/Dealer                  None
                                                Internal Sales

Dinah J. Huntoon                                Vice President/Product                         None
                                                Manager Equity

Soohee Lee                                      Vice President/Fixed Income                    None
                                                Product Management

Michael J. Woods                                Vice President/UIT Product                     None
                                                Management

Ellen M. Krott                                  Vice President/Marketing                       None

Dale L. Kurtz                                   Vice President/Marketing Support               None

David P. Anderson                               Vice President/Wholesaler                      None

Lee D. Beck                                     Vice President/Wholesaler                      None

Gabriella Bercze                                Vice President/Wholesaler                      None

Terrence L. Bussard                             Vice President/Wholesaler                      None

William S. Carroll                              Vice President/Wholesaler                      None

William L. Castetter                            Vice President/Wholesaler                      None

Thomas J. Chadie                                Vice President/Wholesaler                      None

Thomas C. Gallagher                             Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                              Positions and Offices                          Positions and Offices
Business Address *                              with Underwriter                               with Registrant
------------------                              ---------------------                          ---------------------
Douglas R. Glennon                              Vice President/Wholesaler                      None

Ronald A. Haimowitz                             Vice President/Wholesaler                      None

Christopher L. Johnston                         Vice President/Wholesaler                      None

Michael P. Jordan                               Vice President/Wholesaler                      None

Jeffrey A. Keinert                              Vice President/Wholesaler                      None

Thomas P. Kennett                               Vice President/Wholesaler                      None

Debbie A. Marler                                Vice President/Wholesaler                      None

Nathan W. Medin                                 Vice President/Wholesaler                      None

Roger J. Miller                                 Vice President/Wholesaler                      None

Patrick L. Murphy                               Vice President/Wholesaler                      None

Stephen C. Nell                                 Vice President/Wholesaler                      None

Julia A. Nye                                    Vice President/Wholesaler                      None

Joseph T. Owczarek                              Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                       Vice President/Wholesaler                      None

Mark A. Pletts                                  Vice President/Wholesaler                      None

Philip G. Rickards                              Vice President/Wholesaler                      None

Laura E. Roman                                  Vice President/Wholesaler                      None

Linda Schulz                                    Vice President/Wholesaler                      None

Edward B. Sheridan                              Vice President/Wholesaler                      None

Robert E. Stansbury                             Vice President/Wholesaler                      None

Julia A. Stanton                                Vice President/Wholesaler                      None

Larry D. Stone                                  Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                              Positions and Offices                              Positions and Offices
Business Address *                              with Underwriter                                   with Registrant
------------------                              ---------------------                              ---------------------
Edward J. Wagner                                Vice President/Wholesaler                          None

Wayne W. Wagner                                 Vice President/Wholesaler                          None

John A. Wells                                   Vice President/Marketing Technology                None

Scott Whitehouse                                Vice President/Wholesaler                          None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                  (c)            Inapplicable.

Item 30.          Location of Accounts and Records.
                  --------------------------------

                  All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.          Management Services.  None.
                  -------------------

Item 32.          Undertakings.
                  ------------

                  (a)     Not Applicable.

                  (b)     Not Applicable.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of April, 1998.

                                               DELAWARE GROUP LIMITED-TERM
                                                  GOVERNMENT FUNDS, INC.

                                                    By /s/ Wayne A. Stork
                                                       ------------------
                                                        Wayne A. Stork
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             Signature                                          Title                                    Date
-------------------------------------            ---------------------------------------             ---------------
 /s/ Wayne A. Stork                                 Chairman of the Board and Director                April 27, 1998
-------------------------------------
Wayne A. Stork


                                                  Executive Vice President/Chief Operating
 /s/ David K. Downes                              Officer/Chief Financial Officer                    April 27, 1998
--------------------------------------            (Principal Financial Officer and Principal
David K. Downes                                   Accounting Officer)

/s/Walter P. Babich                  *            Director                                           April 27, 1998
--------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                  *            Director                                           April 27, 1998
--------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                      *            Director                                           April 27, 1998
--------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth            *             Director                                           April 27, 1998
-------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                *             Director                                           April 27, 1998
-------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                  *             Director                                           April 27, 1998
-------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                  *             Director                                           April 27, 1998
-------------------------------------
Charles E. Peck

                                                   *By /s/ Wayne A. Stork
                                                       Wayne A. Stork
                                                   as Attorney-in-Fact for
                                                each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS









Exhibit No.           Exhibit
----------            -------

EX-99.B11             Consent of Auditors

EX-27                 Financial Data Schedules